UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21217

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund II

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 151.0%

Security	Principal Amount (000’s omitted)	Value
Education — 13.5%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$395	$465,867
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	188,705
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	83,235
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	425,471
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	1,008,753
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	140,414
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,335,720
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	375,150
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	244,518
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	168,519
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	478,682
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	498,147
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	524,461
University of California, 5.25%, 5/15/39	835	939,475
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	165	188,108

		$7,065,225

Electric Utilities — 6.0%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$820,454
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	500,081
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	148,492
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,141,920
Vernon, Electric System Revenue, 5.125%, 8/1/21	470	518,650

		$3,129,597

Escrowed/Prerefunded — 3.4%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	$1,370	$1,532,208
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	205	225,518

		$1,757,726

General Obligations — 24.1%
California, 5.00%, 10/1/31	$565	$675,864
California, 5.50%, 11/1/35	1,300	1,553,604
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	2,110,961
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,651,351
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	720	839,045
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	531,281
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	480,557
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	685	829,651
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	1,170	1,408,762
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	1,125	1,306,361
Ventura County Community College District, 5.00%, 8/1/29	1,000	1,207,940

		$12,595,377

Security	Principal Amount (000’s omitted)	Value
Hospital — 11.6%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$1,400	$1,552,236
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	379,096
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	533,743
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	866,903
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	695,778
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	321,616
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,139,590
Washington Township Health Care District, 5.00%, 7/1/32	555	573,931

		$6,062,893

Insured-Education — 4.1%
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$2,000	$2,172,240

		$2,172,240

Insured-Electric Utilities — 4.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,035	$990,723
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,097,650

		$2,088,373

Insured-Escrowed/Prerefunded — 24.0%
Antelope Valley Community College District, (Election of 2004), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/39	$725	$776,801
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	1,150	1,504,269
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	525	686,732
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), Prerefunded to 7/1/16, 4.75%, 7/1/37	1,235	1,262,219
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,936,566
Coast Community College District, (Election of 2002), (AGM), Prerefunded to 8/1/16, 0.00%, 8/1/35	6,675	2,378,302
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), Prerefunded to 6/1/17, 5.00%, 6/1/32	100	106,075
Orange County Water District, Certificates of Participation, (NPFG), Prerefunded to 8/15/32, 5.00%, 8/15/34	395	505,687
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	1,040	1,110,221
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), Prerefunded to 4/1/17, 5.00%, 4/1/32	1,225	1,292,020

		$12,558,892

Insured-General Obligations — 18.2%
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	$7,125	$2,408,179
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	773,534
Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,500	1,599,255
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	592,164
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,395,687
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,772,032

		$9,540,851

Insured-Hospital — 6.0%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,250	$1,258,963
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,750	1,863,907

		$3,122,870

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 3.6%
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$1,750	$1,900,710

		$1,900,710

Insured-Special Tax Revenue — 3.7%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,535	$1,559,177
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	401,437

		$1,960,614

Insured-Transportation — 5.0%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,254,983
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	342,124

		$2,597,107

Insured-Water and Sewer — 2.1%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$445	$489,264
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	615	618,905

		$1,108,169

Lease Revenue/Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$480	$554,160

		$554,160

Special Tax Revenue — 7.1%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,622,685
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,483,599
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/29	500	591,850

		$3,698,134

Transportation — 11.4%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,190	$1,351,114
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	625,876
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	1,060	1,202,453
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,485,125
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	710,235
San Jose, Airport Revenue, 5.00%, 3/1/20	500	571,405

		$5,946,208

Water and Sewer — 2.2%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,163,621

		$1,163,621

Total Tax-Exempt Investments — 151.0% (identified cost $71,635,190)		$79,022,767

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (1.7)%		$(900,011)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (47.4)%		$(24,800,000)

Other Assets, Less Liabilities — (1.9)%		$(997,330)

Net Assets Applicable to Common Shares — 100.0%		$52,325,426

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 46.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 18.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $407,453.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	15	Short	Mar-16	$(1,894,073)	$(1,888,594)	$5,479
U.S. Long Treasury Bond	15	Short	Mar-16	(2,303,644)	(2,306,250)	(2,606)

						$2,873

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $5,479 and $2,606, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,459,109

Gross unrealized appreciation	$7,800,762
Gross unrealized depreciation	(212,104)

Net unrealized appreciation	$7,588,658

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$79,022,767	$—	$79,022,767
Total Investments	$—	$79,022,767	$—	$79,022,767
Futures Contracts	$5,479	$—	$—	$5,479
Total	$5,479	$79,022,767	$—	$79,028,246

Liability Description
Futures Contracts	$(2,606)	$—	$—	$(2,606)
Total	$(2,606)	$—	$—	$(2,606)

The carrying amount of the Institutional MuniFund Term Preferred Shares (iMTP Shares) at December 31, 2015 approximated its fair value. If measured at fair value, iMTP Shares would have been considered as Level 2 in the fair value hierarchy at December 31, 2015.

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2016